Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Comprehensive income (loss) for the year	$ 3,772,908	$ (6,968,511)	$ (8,970,938)
Items not affecting cash:
Stock based compensation expense (Note 17)	43,809	386,154	581,356
Amortization expense (Notes 7, 8 & 9)	1,781,181	1,790,267	1,897,576
Settlement of payable with shares	0	0	95,181
Non-cash changes to asset retirement obligation	2,068	(29,925)	1,462
Non-cash lease and interest expense	(171,056)	0	0
Valuation allowance of Bolivian Tax Credits	0	0	207,682
Unrealized foreign exchange	121,578	(19,853)	0
Amortization of deferred gain on sale of aircraft	0	(155,301)	(103,534)
Gain on settlement of liabilities and deferred rent	0	(188,580)	(3,018)
Change in non-cash working capital balances (Note 20)	(1,464,695)	(858,170)	829,014
ARO liabilities settled	(7,366)	0	0
Total non-cash items	305,519	924,592	3,505,719
Net cash (used in) operating activities	4,078,427	(6,043,919)	(5,464,679)
Financing activities
Net funds used in targeted issuer bid (Note 15)	(1,343,184)	0	0
Proceeds from exercise of stock options	0	5,067	35,995
Net Proceeds from rights offering	0	0	2,029,867
Cost of equity-based transaction with non-employee	0	0	(6,149)
Net proceeds from private placement	0	9,211,351	0
Repayment of capital lease obligation	(42,603)	(39,579)	(36,769)
Net cash from (used in) financing activities	(1,385,787)	9,176,839	2,022,944
Investing activities
Purchase of property and equipment, net	(216,691)	(10,006)	3,133,531
Decrease (increase) in short-term investments and deposits	42,764	(2,950,000)	(15,674)
Net cash from (used in) investing activities	(173,927)	(2,960,006)	3,117,857
Net increase (decrease) in cash and cash equivalents	2,518,713	172,914	(323,878)
Cash and cash equivalents, beginning of the year	339,532	166,618	490,496
Cash and cash equivalents, end of the year	2,858,245	339,532	166,618
Supplemental information:
Cash interest (received)	(16,724)	(58,889)	4,487
Cash taxes paid	$ 0	$ 0	$ 72,587